PROPERTY, PLANT AND EQUIPMENT, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property and equipment, net
Gross	$ 1,248,963,415	$ 1,154,363,684
Less: Accumulated depreciation	(413,829,203)	(294,156,922)
Total	835,134,212	860,206,762
Construction in progress	54,618,397	33,133,243
Property, plant and equipment, net	889,752,609	893,340,005
Depreciation of property, plant and equipment	115,964,302	110,221,637	69,837,152
Total carrying amount of pledged property, plant and equipment to secure bank borrowings	490,979,601	564,244,909
Buildings
Property and equipment, net
Gross	193,651,543	169,769,630
Plant and machinery
Property and equipment, net
Gross	947,100,162	886,430,211
Motor vehicles
Property and equipment, net
Gross	3,459,925	3,414,460
Electronic equipment, furniture and fixtures
Property and equipment, net
Gross	$ 104,751,785	$ 94,749,383